Income Taxes (Details) - Additional Information - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Line Items]
Discrete tax expense	$ 7,300,000	$ 0
Income tax expense	$ 42,406,000	$ 0
Estimated annual effective income tax rate without discrete items	8.30%	0.00%
Effective income tax rate reconciliation, fair value adjustment on debt instrument	15.80%
Effective income tax rate reconciliation, change in deferred tax assets valuation allowance	9.90%	24.10%
Effective income tax rate reconciliation, nondeductible expense, interest expense	2.20%
Effective income tax rate reconciliation, nondeductible expense, employee cost	1.50%
Effective income tax rate reconciliation, nondeductible expense, other	0.10%
Effective income tax rate reconciliation, other permanent differences		3.10%